Related party transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Barclays Bank Group's financial statements with other Barclays Group companies

Amounts included in the Barclays Bank Group’s financial statements with other Barclays Group companies are as follows:

	Half year ended 30.06.19		Half year ended 30.06.18
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total income	(275)	32	(77)	1
Operating expenses	(46)	(1,546)	(72)	(2,045)

	As at 30.06.19		As at 31.12.18
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total assets	1,707	2,332	727	1,091
Total liabilities	26,315	1,272	21,405	2,058